Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 1,781,598	¥ 1,663,487
Financing liabilities, carrying amount	13,479,863	11,451,267
Accrued expenses, carrying amount	996,653	728,935
Other financial liabilities, carrying amount	458,619	406,670
Non-derivative financial liabilities, carrying amount	16,716,733	14,250,359
Trade payables, contractual cash flows	1,781,598	1,663,487
Financing liabilities, contractual cash flows	14,667,281	12,396,009
Accrued expenses, contractual cash flows	996,653	728,935
Other financial liabilities, contractual cash flows	505,550	447,035
Non-derivative financial liabilities, contractual cash flows	17,951,082	15,235,466
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	1,781,598	1,663,487
Financing liabilities, contractual cash flows	5,340,953	4,819,178
Accrued expenses, contractual cash flows	996,653	728,935
Other financial liabilities, contractual cash flows	166,935	115,587
Non-derivative financial liabilities, contractual cash flows	8,286,139	7,327,187
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	7,782,146	6,331,191
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	128,809	115,839
Non-derivative financial liabilities, contractual cash flows	7,910,955	6,447,030
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	1,544,182	1,245,640
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	209,806	215,609
Non-derivative financial liabilities, contractual cash flows	¥ 1,753,988	¥ 1,461,249